Share-based compensation (Narrative) (Details)	1 Months Ended	12 Months Ended
	Jan. 31, 2020 shares	Dec. 31, 2019 CAD ($) share $ / shares shares	Dec. 31, 2018 CAD ($) share $ / shares shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price | $		$ 16.24	$ 14.71
Share-based compensation related to share options | $		$ 2,900,000	$ 3,100,000
Deferred Share Units ("DSU") [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average value | $ / shares		$ 13.61	$ 13.18
Number of units, transfer from cash-settled to equity-settled | share		282,376	0
Restricted Share Units ("RSU") [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of restricted stock units granted | shares			68,162
Number of restricted stock units granted after reinvestment of dividends | shares			70,320
Value of restricted stock units granted | $			$ 1,000,000
Weighted average value | $ / shares		$ 13.61	$ 12.97
Number of units, transfer from cash-settled to equity-settled | share		0	428,090
Restricted Share Units ("RSU") [Member] | Officers [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of restricted stock units granted | shares		150,000
Weighted average value | $ / shares		$ 12.70
Vesting period		3 years
Additional number of restricted stock units granted | shares		75,000
Weighted average value | $ / shares		$ 12.70
Number of shares issuable | shares		75,000
Restricted Share Units ("RSU") [Member] | Events after reporting period
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of restricted stock units granted | shares	32,492
Restricted Share Units ("RSU") [Member] | Events after reporting period | Officers [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued due to additional number of restricted stock units granted | shares	34,852
DSU and RSU [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation | $		$ 5,400,000	$ 2,700,000
Closing price of the common shares | $		$ 12.62
Marginal income tax rate		53.30%
Employees tax obligations settlement amount related to vested RSU | $		$ 2,300,000	400,000
Employees tax obligations settlement amount related to outstanding RSU | $		$ 10,200,000	$ 5,400,000